PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

		As at December 31,
	Notes	2023	2024	2024
		RMB	RMB	US$
Due from suppliers	i)	66,893	54,029	7,402
Loan receivables	ii)	312,036	384,832	52,722
Advances to employees		2,213	1,698	233
Dividend receivable		—	—	—
Deductible value-added tax		43,355	69,930	9,580
Tax refund		241	248	34
Due from hospital		1,087	965	132
Deferred expenses		317	—	—
Others	iii)	46,407	190,724	26,129
		472,549	702,426	96,232

Allowance for credit losses		(59,603)	(174,666)	(23,929)

		412,946	527,760	72,303

The Group records allowance for doubtful debts in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)	Amounts due from suppliers represented prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve for bad debt amounting to RMB nil and nil on the amounts due from suppliers as at December 31, 2023 and 2024, respectively.
ii)	The receivables represented the loans to other parties, including loans to related parties such as the Guangdong Proton International Hospital Management Co., Ltd, and Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”) of total amount of RMB185,466 and RMB195,225 (US$26,746) as at December 31, 2023 and 2024, and third parties of RMB126,570 and RMB189,607 (US$25,976) as at December 31, 2023 and 2024, respectively. The Group recorded allowance for doubtful debts amounting to RMB33,985 and RMB75,972 (US$10,408) as at December 31, 2023 and 2024, respectively. Besides the credit losses provided to the balances to related parties, the Group recorded allowance for credit losses amounting to RMB20,496 and RMB88,210 (US$12,085) as of December 31, 2023 and 2024, respectively to balances to third parties.
iii)	In 2024, a subsidiary of the Company initiated plans to secure third - party financing. Given the substantial scale of the investment, the investor necessitated additional time to finalize specific procedural requirements. In an effort to accelerate the financing process, the Company provided an advance security deposit amounting to RMB124,000 (US$16,988). The deposit would be recovered upon the completion of the investment.